Risk Management - Disclosure of capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Total risk weighted assets (RWAs)	£ 211,193	£ 203,833
CET1 capital
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory capital	25,470	25,907
T1 capital
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory capital	33,864	34,139
Total regulatory capital
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory capital	£ 40,530	£ 42,321